Other financial assets - Restrictions (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other financial assets
Restricted funds	$ 43	$ 39
ISA
Other financial assets
Restricted funds	13	13
Interligacao Eletrica Norte E Nordeste
Other financial assets
Restricted funds	$ 12	$ 12